Related Party Balances - Schedule of Amount Due to the Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Yitong Asia Investment Pte. Ltd [Member]
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties	$ 46,300
Relationship	Shareholders
Note	Other payables, interest free and payment on demand.
Shareholders [Member]
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties		$ 5,000
Relationship		Shareholders
Note		Repurchase of ordinary shares